ACQUISITIONS (Details) (Grayd, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Jan. 23, 2012	Nov. 18, 2011
Grayd
Business acquisition details
Percentage of outstanding shares acquired		94.77%
Total purchase price	$ 11.8	$ 222.1
Cash payable to total consideration	9.3	166.0
Shares issued for acquisition of mining property	68,941	1,250,477
Goodwill recognized from business combination		29.2
Newly issued Agnico-Eagle shares value	$ 2.4